Offerings	May 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Notes due 2029
Maximum Aggregate Offering Price	$ 749,430,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,496.28
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Notes due 2032
Maximum Aggregate Offering Price	$ 599,214,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,751.45
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Notes due 2036
Maximum Aggregate Offering Price	$ 847,288,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,010.54